Document and Entity Information (USD $)	9 Months Ended
Sep. 30, 2014
Document and Entity Information:
Entity Registrant Name	Power Gala Corp.
Document Type	POS AM
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Central Index Key	0001575259
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	9,756,000
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY